Valuation and Qualifying Accounts and Reserves (Details) - Valuation and Qualifying Accounts and Reserves (USD $) In Thousands, unless otherwise specified	9 Months Ended				10 Months Ended	12 Months Ended				10 Months Ended	12 Months Ended
	Dec. 31, 2013 Successor [Member] Allowance for Trade Receivables [Member]		Dec. 31, 2013 Successor [Member] Valuation Allowance of Deferred Tax Assets [Member]		Oct. 31, 2013 Predecessor [Member] Allowance for Trade Receivables [Member]	Dec. 31, 2012 Predecessor [Member] Allowance for Trade Receivables [Member]		Dec. 31, 2011 Predecessor [Member] Allowance for Trade Receivables [Member]		Oct. 31, 2013 Predecessor [Member] Valuation Allowance of Deferred Tax Assets [Member]	Dec. 31, 2012 Predecessor [Member] Valuation Allowance of Deferred Tax Assets [Member]		Dec. 31, 2011 Predecessor [Member] Valuation Allowance of Deferred Tax Assets [Member]
Valuation Allowance [Line Items]
Balance		[1]			$ (8,831)	$ (8,730)		$ (8,179)		$ (41,446)	$ (34,531)		$ (27,858)
Charges to costs and expense	(285)	[1]	880		(2,077)	(1,694)		(1,995)		(3,634)	(6,915)		(6,673)
Deductions from reserves	586	[1]			555	1,736		1,278
Other	(10,414)	[1],[2]	(23,229)	[2]	(51) [2]	(143)	[2]	166	[2]	[2]		[2]		[2]
Balance	$ (10,113)	[1]	$ (22,349)		$ (10,404)	$ (8,831)		$ (8,730)		$ (45,080)	$ (41,446)		$ (34,531)

[1]	Principally consisting of reserves for uncollectable accounts and sales returns and allowances.
[2]	Principally consisting of the opening balance sheet as a result of the MacDermid Acquisition.